Document and Entity Information	Aug. 04, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 04, 2022
Entity Registrant Name	APOLLO MEDICAL HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37392
Entity Tax Identification Number	95-4472349
Entity Address, Address Line One	1668 S. Garfield Avenue
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	Alhambra
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91801
City Area Code	626
Local Phone Number	282-0288
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	AMEH
Entity Emerging Growth Company	false
Entity Central Index Key	0001083446
Amendment Flag	false